INCOME TAXES - Schedule of Income Tax Payable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income tax payable(Note 17)	$ 1,202,674	$ 85,481
Jinshang Leasing [Member]
Income tax payable(Note 17)	$ 1,202,674	$ 85,481